LONG-TERM DEBT (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended				1 Months Ended																	1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Jan. 31, 2009 Loan Agreement	Sep. 30, 2008 Loan Agreement USD ($)	Sep. 30, 2008 Loan Agreement CNY	Jun. 30, 2008 Loan Agreement USD ($)	Jun. 30, 2008 Loan Agreement CNY	May 31, 2008 Loan Agreement USD ($)	May 31, 2008 Loan Agreement CNY	Apr. 23, 2008 Loan Agreement USD ($)	Jan. 31, 2009 Loan Agreement Series C Preferred Shares	Sep. 30, 2008 Loan Agreement Series C Preferred Shares	Jun. 30, 2008 Loan Agreement Series C Preferred Shares	May 31, 2008 Loan Agreement Series C Preferred Shares	Apr. 23, 2008 Loan Agreement Series C Preferred Shares USD ($)	Dec. 31, 2011 Borrowings in May 2008 CNY	Dec. 31, 2011 Borrowings in June 2008 CNY	Dec. 31, 2011 Borrowings in September 2008 CNY	Dec. 31, 2011 Borrowings in January 2009 CNY	Jan. 31, 2009 First borrowings in January 2009 USD ($)	Jan. 31, 2009 First borrowings in January 2009 CNY	Jan. 31, 2009 Second borrowings in January 2009 USD ($)	Jan. 31, 2009 Second borrowings in January 2009 CNY	Jul. 31, 2010 New Loan Agreement USD ($)	Jul. 31, 2010 New Loan Agreement CNY	Dec. 31, 2012 New Loan Agreement USD ($)	Dec. 31, 2012 New Loan Agreement CNY	Dec. 31, 2011 New Loan Agreement CNY	Jul. 13, 2010 New Loan Agreement USD ($)	Jul. 13, 2010 New Loan Agreement Series F Preferred Shares USD ($)
LONG-TERM DEBT
Commitment amount												$ 10,000																			$ 10,000
Initial exercise price of warrants (in dollars per share)																	$ 0.081128308
Aggregate exercise price of warrants																	350															250
Warrants issued, number of shares that may be purchased													541,900	1,121,680	603,980	1,941,368	4,314,154
Multiplier of original principal amount of each equipment loan advanced																	0.035															0.05
Borrowings						2,600	17,784	1,400	9,688	4,500	31,507											780	5,333	476	3,256	5,000	33,875
Principal payment period					36 months	36 months	36 months	36 months	36 months	32 months	32 months															32 months	32 months
Period of interest-only monthly payments										4 months	4 months															4 months	4 months
Remaining balance outstanding																		0	0	0	0							1,194	7,441	16,564
Fixed annual interest rate (as a percent)					12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%															12.00%	12.00%
Interest expenses	567	3,534	6,825	7,440
Amortization of long-term debt discounts	309	1,928	3,496	2,504
Interest costs capitalized		0	0	0
Annual principal payments of long-term debt
Within 1 year	1,232	7,677
Total	$ 1,232	7,677